Trade and other receivables (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Balance at the beginning of year		$ (4,154,752)	$ (3,837,914)
First application effect IFRS 9		(192,377)	0
Initial balance restated		(4,347,129)	(3,837,914)
Impairment estimate for accounts receivable		(1,697,861)	(1,948,264)
Uncollectible accounts		527,545	634,256
Add back of unused provisions		448,056	832,704
Estimates resulting from business combinations	[1]	(1,354,559)	0
Effect of translation into presentation currency		364,747	164,466
Total		$ (6,059,201)	$ (4,154,752)

[1]	See Note 15 – Business Combinations.